CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Net revenues:
Services and other revenue				¥ 204,953
Financing income	¥ 402,750	$ 58,578	¥ 303,292	9,053
Less: Funding costs	(156,138)	(22,709)	(39,056)	(2,439)
Net financing income	246,612	35,869	264,236	6,614
Business related taxes and surcharges	(20,623)	(2,999)	(15,981)	(6,484)
Total net revenues	3,913,474	569,192	3,545,430	1,761,380
Provision for loans and advances	(751,572)	(109,312)	(484,063)	(144,617)
Net revenues after provision for loans and advances	3,161,902	459,880	3,061,367	1,616,763
Operating costs and expenses:
Provision for financial guarantee liabilities	(21,712)	(3,158)
Origination and servicing for the years ended December 31, 2017 and 2018, respectively)	(1,757,935)	(255,681)	(1,784,914)	(993,623)
Sales and marketing (including related party amounts of RMB3,264, RMB7,978 and RMB9,631 (US$1,401) for the years ended December 31, 2016, 2017 and 2018, respectively)	(221,117)	(32,160)	(273,838)	(71,139)
General and administrative (including related party amounts of RMB179, RMB21,387 and RMB276 (US$40) for the years ended December 31, 2016, 2017 and 2018, respectively)	(379,415)	(55,184)	(316,772)	(117,004)
Research and development	(139,318)	(20,263)	(100,966)	(56,142)
Total operating costs and expenses	(2,519,497)	(366,446)	(2,476,490)	(1,237,908)
Income from operations	642,405	93,434	584,877	378,855
Interest income, net	66,791	9,714	30,303	13,648
Government subsidies	70,351	10,232	53,616	4,653
Other expense, net	(15,288)	(2,224)	(772)	(997)
Net income before income taxes	764,259	111,156	668,024	396,159
Income tax expenses	(159,629)	(23,217)	(193,203)	(105,130)
Net income	604,630	87,939	474,821	291,029
Net income attributable to noncontrolling interests	(3,011)	(438)
Net income attributable to Weidai Ltd.'s shareholders	601,619	87,501	474,821	291,029
Dividends declared to preferred shareholders			(8,604)
Modification of Series A, A+ and B preferred shares				861
Accretion to redemption value of Series C redeemable convertible preferred shares				(120,000)
Reversal of accretion on Series C preferred shares	120,000	17,453
Net income and comprehensive income attributable to ordinary shareholders	¥ 721,619	$ 104,954	¥ 466,217	¥ 170,168
Earnings per share:
Basic | (per share)	¥ 10.93	$ 1.59	¥ 7.25	¥ 2.60
Diluted | (per share)	¥ 10.93	$ 1.59	¥ 7.25	¥ 2.60
Shares used in earnings per share computation:
Basic (in shares) | shares	50,954,061	50,954,061	48,392,050	48,392,050
Diluted (in shares) | shares	50,954,061	50,954,061	51,466,450	48,392,050
Other comprehensive loss
Foreign currency translation adjustment	¥ (2,700)	$ (393)
Comprehensive income	601,930	87,546	¥ 474,821	¥ 291,029
Comprehensive income attributable to noncontrolling interests	(3,011)	(438)
Comprehensive income attributable to Weidai Ltd.'s shareholders	598,919	87,108	474,821	291,029
Dividends declared to preferred shareholders			(8,604)
Modification of Series A preferred shares				(861)
Accretion to redemption value of Series C redeemable convertible preferred shares				(120,000)
Reversal of accretion on Series C preferred shares	120,000	17,453
Comprehensive income attributable to ordinary shareholders	718,919	104,561	466,217	170,168
Loan facilitation services
Net revenues:
Services and other revenue	3,155,721	458,981	2,691,953	1,410,246
Post facilitation services
Net revenues:
Services and other revenue	342,052	49,749	300,185	146,051
Other revenues
Net revenues:
Services and other revenue	¥ 189,712	$ 27,592	¥ 305,037	¥ 204,953